Revenue Recognition (Details) - Software license and related revenues and consulting services [Member] $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Remainder of 2018	$ 2,661
2019	4,946
2020	4,824
2021 and thereafter	$ 769